Patents and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Patents and Other Intangible Assets

Patents and other intangible assets consist of the following at December 31, 2019 and 2018:

			Weighted-Average
			Remaining
	(in thousands)	(in thousands)	Amortization
	2019	2018	Period
Patents	$981	$981	3 years
Customer list	2,738	2,738	8 years
Trade name	477	477	8 years
	4,196	4,196
Less accumulated amortization	(1,301)	(847)
Net patent and other intangible assets	$2,895	$3,349

Schedule of Future Amortization of Patents and Other Intangible Assets	Future amortization expense for patents and other intangible assets, is estimated as follows (in thousands):

2020	$465
2021	465
2022	424
2023	344
2024	337
Thereafter	860
Total	$2,895